Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 6 — GOODWILL AND INTANGIBLE ASSETS

Goodwill:

During the year ended December 31, 2025, the Company recognized goodwill in connection with the acquisition of Pure Logistics (note 3(a)). The goodwill that arose from the acquisition consists of synergies expected from the activities of the Company and Pure Logistics.

The Company performs its annual goodwill impairment test on each December 31 and when triggering events occur. As of December 31, 2025, the Company performed its annual impairment assessment and concluded that no goodwill impairment existed.

The following table presents a rollforward of goodwill:

Goodwill
Balance as of December 31, 2024	-
Goodwill acquired	952
Balance as of December 31, 2025	952

Intangible assets:

Total intangible assets consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025
	Gross Amount	Accumulated Amortization	Net Balance	Weighted average remaining amortization (years)
Brands	7,281	(3,230)	4,051	4.89
Customer relationships (Note 3(a))	1,376	(200)	1,176	4.25
Distribution agreement (Note 6(b))	1,000	(36)	964	1.93
Total intangible assets	9,657	(3,466)	6,191

	December 31, 2024
	Gross Amount	Accumulated Amortization	Net Balance	Weighted average remaining amortization (years)
Brands	7,774	(2,829)	4,945	5.92

Amortization expense was $989, $768 and $730, for the years ended December 31, 2025, 2024, and 2023, respectively. The amortization expenses were recorded as general and administrative expenses in the consolidated statements of operations

Estimated annual amortization expense for each of the next five years is as follows:

2026	1,262
2027	1,224
2028	761
2029	714
2030	507

Management evaluates definite-lived intangible assets for impairment when performance expectations, events, or changes in circumstances indicate that the asset’s carrying value may not be recoverable. During the year ended December 31, 2025, management decided to discontinue the sale and marketing of one of the Company’s brands in the E-commerce segment, which constituted a triggering event. Based on this decision, the Company concluded that the brand would not generate future economic benefits and recorded a full impairment of the brand’s carrying amount of $140, within general and administrative expenses.

Management evaluated its other definite-lived intangible assets, including other brands, customer relationships, and a distribution agreement, and determined that there were no indicators of impairment for those assets during the year ended December 31, 2025.

a.	Fort - asset acquisition

On March 2, 2023, the Company entered into a share purchase agreement (the “Fort SPA”), with the holders (the “Sellers”), of all of the issued and outstanding share capital of Fort, a company incorporated under the laws of England and Wales and engaged in the sale of pest control products primarily through Amazon, pursuant to which on March 9, 2023, the Company acquired all of the issued and outstanding share capital of Fort, for approximately £2,039 thousand (approximately $2,458) (the “Fort Acquisition”).

Fort did not obtain any substantive processes, assembled workforce, or employees capable of producing outputs in connection with the acquisition. Therefore, the transaction was accounted for as an asset acquisition, as the acquired assets did not meet the definition of a business as defined by ASC 805, Business Combinations.

On March 9, 2023, the Company recognized a Brand name in the amount of $1,991 paid in connection with the Fort Acquisition amortized over a period of 10 years.

As part of the Fort SPA, the employment of these employees was terminated within three months, and all termination costs were paid by the Sellers.

b.	KeepZone - distribution agreement

On December 4, 2025, KeepZone entered into a distribution agreement with Scanary Ltd. (“Scanary”) pursuant to which KeepZone obtained exclusive distribution rights for certain territories in exchange for total consideration of $1,000, payable in five monthly installments starting from December 2025. The distribution rights represent a contract-based intangible asset under ASC 350. The distribution agreement period determined for an initial term of 2 years, with the potential for an additional 2 years extension upon achievement of specified purchase targets. The Company capitalized the exclusivity distribution rights as a definite-lived intangible asset and amortizes the asset on a straight-line basis over the expected period of benefit, initially estimated at 2 years.

The agreement includes contingent profit-sharing payments from Scanary based on its sales outside the exclusive territories. These contingent features are not recognized at inception and are accounted for when realization becomes probable and reasonably estimable in accordance with ASC 450.